Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has entered into two agreements for leasehold improvements on the office premises. As of December 31, 2024, the Company did not enter any new lease contract with any parties, the new commitment is nil.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net liabilities were $60.2 million, or 100% of total net assets as of December 31, 2020 and $ 638.6 million, or 100% of total net assets as of December 2021.

2021 Class Action Litigation

On March 30, 2021, a purported shareholder Kimberly Beltran filed a securities class action complaint in the United States District Court District of New Jersey against the Company, Yandai Wang and Eric H. Yan, the Chief Executive Officer of the Company and President of the Company’s operating subsidiary, respectively. The action, Kimberly Beltran v. SOS Limited, et al., Case No. 1:21-cv-07454 (the “Action”), is filed on behalf of a putative class consisting of all persons and entities other than the Company that purchased or otherwise acquired SOS American depository shares (“ADSs”) between July 22, 2020 and February 25, 2021 (the “Plaintiffs”), both dates inclusive (the “Class Period”), seeking to recover damages allegedly caused by Company’s violations of the federal securities laws against the Company and certain of its top officials. The Complaint was filed in this Action on March 30, 2021 and the Action has not advanced beyond that stage. On November 2, 2021, the Court signed as an Order a stipulation entered into between the various Plaintiffs’ counsels appointing a co-lead Plaintiffs’ counsel. The Parties have agreed to, and the Court has approved of, a Scheduling Order which provides that Plaintiffs shall file an amended complaint on or before May 13, 2022 and the Company shall answer or otherwise respond to the Amended Complaint on or before July 1, 2022. In the interim, Plaintiffs and the Company were engaged in settlement discussions.

On April 28, 2022, the Plaintiffs and the Company agreed to a settlement in principle that contemplates a $5 million settlement payment covering all administration costs and Plaintiffs’ legal fees. The Company does not admit to any wrongdoing in this settlement and in accordance with the settlement there will be a full release of the Company and its officers and directors, for all claims arising during the Class Period that were or could have been asserted in the Action. The Plaintiffs and the Company plan to enter into a full settlement agreement within forty-five (45) days.

The New Jersey District Court approved the settlement outside the court system on May 20, 2022 and on August 2 2022, the Company paid $5 million to the plaintiff’ via an escrow account, releasing the Company to the same class action now and possible future allegation.

As of April 4, 2023, case captioned True North Financial LLF, TNA Capital Inc., TNA Capital LLC, and Michael Jaliman v. SOS Limited, Yandai Wang, and Zhengyu (Zane) Wang, Case Number 1:23cv02581 has been pending in District Court, Eastern District Court of New. Plaintiffs filed their Complaint on November 21, 2023, alleging claims for breach of contract, fraudulent inducement, tortious interference with economic relations, and breach of fiduciary duty against Defendants in connection with disposing off legacy business of P2P from the year of 2020 onwards.

It is difficult to determine a contingent liability as of the date of this report, because Plaintiffs’ Complaint does not allege a specific amount in damages. The matter is currently in the discovery stage. However, the Company and Yandai Wang continue to believe that Plaintiffs’ claims have no merit. As such, the Company and Yandai Wang will continue to vigorously defend against Plaintiffs’ claims.

2022 Litigation Against Thor Miner

SOS Information Technology New York, Inc. (“SOSNY”), a company incorporated under the laws of state of New York and a wholly owned subsidiary of the Company, filed a lawsuit on December 9, 2022, against Thor Miner, Inc. (“Thor Miner”), Singularity Future Technology Ltd. (“Singularity,” and, together with Thor Miner, referred to as the “Corporate Defendants”), Lei Cao, Yang Jie, John F. Levy, Tieliang Liu, Tuo Pan, Shi Qiu, Jing Shan, and Heng Wang (jointly referred to as the “Individual Defendants”) (collectively, the Individual Defendants and the Corporate Defendants are the “Defendants”). SOSNY and Thor Miner entered into a Purchase and Sale Agreement (the “PSA”) on January 10, 2022 for the purchase of $200,000,000 in crypto mining rigs, which was breached by Thor Miner and Singularity.

SOSNY and Defendants entered into a certain settlement agreement and general mutual release on December 28, 2022 (“Settlement Agreement”). Pursuant to the Settlement Agreement, Thor Miner agreed to pay a sum of thirteen million U.S. dollars ($13,000,000) (the “Settlement Payment”) to SOSNY on or before December 23, 2022, and SOSNY agreed that subsequent to its receipt of the Settlement Payment, SOSNY shall cause the lawsuit to be dismissed with prejudice as to the settling defendants and without prejudice as to all others. As of the date of this annual report, SOSNY has received the full amount of the Settlement Payment and has caused the lawsuit to be dismissed.

Singularity and Thor Miner further covenanted and agreed that if they receive additional funds from HighSharp (Shenzhen Gaorui) Electronic Technology Co., Ltd. (“HighSharp”) related to the PSA, they will promptly transfer such funds to SOSNY in an amount not to exceed forty million five hundred sixty thousand five hundred sixty-nine dollars ($40,560,569.00) (which is the total amount paid by SOSNY pursuant to the PSA less the price of the machines actually received by SOSNY pursuant to the PSA). The Settlement Payment and any payments subsequently received by SOSNY from HighSharp shall be deducted from the total amount of forty million five hundred sixty thousand five hundred sixty-nine dollars ($40,560,569.00) previously paid by, and now due and owed to SOSNY. In further consideration of this Settlement Agreement, Thor Miner agreed to execute and provide to SOSNY, within seven (7) business days after the Effective Date (as defined in the Settlement Agreement), an assignment of all claims it may have against HighSharp.